CONSOLIDATED FINANCIAL STATEMENTS DETAILS Reclassifications Out of Accumulated Other Comprehensive Income (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Reclassifications Out of Accumulated Other Comprehensive Income
Other income/(loss), net	$ (56.0)	RUB (3,395)	RUB 2,259	RUB 6,296
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income
Reclassifications Out of Accumulated Other Comprehensive Income
Other income/(loss), net		RUB 103	RUB 0	RUB 0